Schedule of provision for income taxes (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred tax assets
SINGAPORE
Deferred tax assets	285,835	386,535	503,121
Deferred tax assets valuation allowance	(285,835)	(386,535)	(503,121)
MALAYSIA
Deferred tax assets	5,106	6,906	19,466
Deferred tax assets valuation allowance	$ (5,106)	$ (6,906)	$ (19,466)